Reconciliation of movements of liabilities to cash flows arising from financing activities - USD ($)	12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021
Changes from financing cash flow
Lease payment	$ (321,632)	$ (100,411)
Finance costs paid		(24,756)
Lease Liabilities
Supplemental Cash Flows Information Abstract
Beginning balance	1,128,965
Changes from financing cash flow
Lease payment	(321,633)	(100,411)
Interest paid	(72,445)
Finance costs paid		(24,756)
Total changes from financing cash flow	(249,188)	(125,167)
Interest paid	72,445
Other changes
New leases	659,031	1,254,132
Total other changes	659,031	1,254,132
Ending balance	$ 1,538,808	$ 1,128,965